Submission	Jan. 08, 2026
Submission [Line Items]
Central Index Key	0001684688
Registrant Name	Atlas Critical Minerals Corp.
Registration File Number	333-290242
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A